Changes in Accounting Policies (IFRS 9 and IFRS 16) - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Investments accounted for using the equity method	¥ 161,811	¥ 155,228
Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			3.50%
Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			4.00%
Increase/(decrease) due to application of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Investments accounted for using the equity method			¥ (1,216)
Increase/(decrease) due to application of IFRS 16 [member] | IFRS 16 lease [member]
Disclosure of initial application of standards or interpretations [line items]
Retained profit			(1,202)
PRC statutory reserves			(14)
Investments accounted for using the equity method			¥ (1,216)